Deferred Tax and Income Tax - Schedule of Net Deferred Tax Liabilities (Details) - Net deferred tax liabilities [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax asset
Tax loss carry-forward	$ 777,515	$ 292,267
Other tax receivables	6,892
Total other receivables	784,407	292,267
Deferred tax liability
Customer relationship	845,069	1,346,374
Fixed assets	11,434
Other tax liabilities		17,700
Total deferred tax liability	856,503	1,364,074
Net deferred tax liability	$ 72,096	$ 1,071,807